Summary of significant accounting policies - Nuclear fuel cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nuclear fuel cost
Nuclear fuel expense	$ 75,968,000	$ 79,893,000	$ 85,949,000
Nuclear fuel disposal cost litigation for period from January 1, 2015 through December 31, 2017 | Pending litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Damages receivable	$ 0	$ 0